Offerings - Offering: 1	Aug. 18, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 52,023,584.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,184.46
Offering Note	Pursuant to General Instruction II.C(1) to Schedule 14D-1F, the filing fee has been calculated based on the aggregate market value of the outstanding common shares (the "Common Shares") of Aurora Cannabis Inc. ("Aurora") to be acquired in the transaction described herein, which equals US$274,684,520.88. Such value is calculated based upon (a) 69,364,778 Common Shares outstanding on a fully diluted basis as of August 4, 2026 and (b) US$3.96, which is the average of the high and low sales prices of the Common Shares as reported on The Nasdaq Stock Market LLC on August 11, 2026. Pursuant to Rule 457(b) under the Securities Act of 1933, the registration fee of US$30,749.48 paid in connection with the Registration Statement on Form F-80 filed by Curaleaf Holdings, Inc. with the Securities and Exchange Commission on August 18, 2026 (File No. 333-298402) with respect to US$222,660,936.88 of the same transaction offsets the fee that would otherwise be due with respect to such amount under this Schedule 14D-1F. Accordingly, Table 1 reflects only the remaining transaction valuation of US$52,023,584.00 (being US$274,684,520.88 less US$222,660,936.88) for which a filing fee of US$7,184.46 is due. Due to a technical limitation in the SEC's EDGAR filing system, Form F-80 is not available as a selectable Form Type in the Table 2 fee offset interface; therefore, Table 2 has been marked as "Not Applicable" and the offset has instead been reflected by reducing the transaction valuation shown in Table 1 by the amount covered by the Form F-80 registration fee.